Other Investments (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of other investments [Abstract]
Schedule of Equity Investments Designated
	March 31, 2023	March 31, 2022
Equity investments designated as FVTOCI
Public companies	$918	$2,383
Private companies	65	71
	983	2,454
Equity investments designated as FVTPL
Public companies	11,396	11,533
Private companies	3,161	3,781
	14,557	15,314
Total	$15,540	$17,768

Schedule of Continuity of Investments
		Accumulated fair	Accumulated fair
		value change	value change
	Fair Value	included in OCI	included in P&L
April 1, 2021	$15,733	$(22,810)	$7,188
Loss on equity investments designated as FVTOCI	(1,526)	(1,526)	-
Loss equity investments designated as FVTPL	(3,485)	-	(3,485)
Acquisition	8,235	-
Disposal	(1,362)	-
Impact of foreign currency translation	173	-
March 31, 2022	$17,768	$(24,336)	$3,703
Loss on equity investments designated as FVTOCI	(1,312)	(1,312)	-
Loss equity investments designated as FVTPL	(2,318)	-	(2,318)
Acquisition	3,702	-	-
Disposal	(1,035)	-	-
Impact of foreign currency translation	(1,265)	-	-
March 31, 2023	$15,540	$(25,648)	$1,385